TAX PROVISION	12 Months Ended
Dec. 31, 2021
TAX PROVISION
Tax Provision

19. TAX PROVISION

The Company’s operations are, in part, subject to foreign tax laws where interpretations, regulations and legislation are complex and continually changing. As a result, there are usually some tax matters in question that may, upon resolution in the future, result in adjustments to the amount of deferred income tax assets and liabilities, and those adjustments may be material to the Company’s financial position and results of operations.

A reconciliation of income taxes at statutory rates with the reported taxes is as follows:

	2021	2020	2019
Income (loss) for the year	$(6,829,714)	$(4,626,887)	17,513,854
Expected income tax (recovery)	$(1,844,000)	$(1,249,000)	4,729,000
Change in statutory, foreign tax, foreign exchange rates and other	39,000	117,000	(529,000)
Permanent differences	134,000	269,000	(4,861,000)
Impact of flow through shares	22,000	-	-
Share issue cost	(43,000)	(250,000)	(103,000)
Adjustment to prior years provision versus statutory tax returns and expiry of non-capital losses	(27,000)	404,000	1,205,000
Change in unrecognized deductible temporary differences	1,719,000	709,000	(441,000)
Total income tax expense (recovery)	$-	$-	$-

In September 2017, the British Columbia (BC) Government proposed changes to the general corporate income tax rate to increase the rate from 11% to 12% effective January 1, 2018 and onwards. This change in tax rate was substantively enacted on October 26, 2017. The relevant deferred tax balances have been remeasured to reflect the increase in the Company’s combined Federal and Provincial (BC) general corporate income tax rate from 26% to 27%.

The significant components of the Company’s temporary differences, unused tax credits and unused tax losses that have not been included on the consolidated statement of financial position are as follows:

	2021	Expiry Date Rang	2020	Expiry Date Rang	2019	Expiry Date Rang
Temporary Differences
Exploration and evaluation assets	$211,000	No expiry date	$6,284,000	No expiry date	$6,135,000	No expiry date
Investment tax credit	23,000	2029	23,000	2029	23,000	2029
Property and equipment	517,000	No expiry date	1,547,000	No expiry date	1,242,000	No expiry date
Share issue costs	946,000	2042 to 2045	1,212,000	2041 to 2044	747,000	2040 to 2043
Assets held for sale	5,060,000	No expiry date	-		-
Asset retirement obligation	2,038,000	No expiry date	695,000	No expiry date	267,000	No expiry date
Allowable capital losses	4,260,000	No expiry date	4,150,000	No expiry date	5,864,000	No expiry date
Non-capital losses available for future periods	38,269,000	2023 onwards	30,569,000	2023 to 2040	27,024,000	2023 to 2039
Bolivia	717,000	2024	-		-
Canada	36,349,000	2029 to 2041	30,015,000	2029 to 2040	26,980,000	2029 to 2039
Mongolia	1,178,000	2023 to 2029	554,000	2023 to 2028	44,000	2023 to 2027
US	25,000	No expiry date